Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $4.69 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	119.80%
Innovator Growth-100 Power Buffer ETF™ - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $468.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%
Innovator Growth-100 Power Buffer ETF™ - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $398.58 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator Growth-100 Power Buffer ETF™ - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $541.18 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(20.40%)